Stock options (Tables)	12 Months Ended
Dec. 31, 2018
Stock Options Tables
Summary of stock options
			Average remaining
Exercise price	# of options	#of options	contractual
per share	outstanding	exercisable	life (in years)
$0.59	150,000	50,000	4.8
$1.35	236,900	236,900	1
$1.39	22,500	22,500	0.5
$1.45	37,500	37,500	3
$1.48	37,500	37,500	2.5
$1.50	50,000	50,000	2.6
$1.57	30,000	30,000	1.1
$1.61	25,000	25,000	0.1
$1.67	150,000	150,000	0.9
$1.73	92,600	92,600	1.9
$1.82	165,000	165,000	1.8
$2.10	300,000	300,000	1.7
	1,297,000	1,197,000	1.9

Number of stock options outstanding
	For the year ended		For the year ended
	December 31, 2018		December 31, 2017
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, start of the period	1,648,667	1.60	3,221,001	1.33
Granted	1,150,000	1.06	-	-
Exercised	(6,667)	0.76	(7,334)	0.76
Expired	(65,000)	1.17	(1,190,000)	0.91
Forfeited	(1,430,000)	1.18	(375,000)	1.48
Options outstanding, end of the period	1,297,000	1.35	1,648,667	1.60
Options exercisable, end of the period	1,197,000	1.41	1,268,867	1.59

Stock based compensation expense
Year ended	2018	2017	2016
Expected dividends paid per common share	Nil	-	Nil
Expected life in years	5	-	5
Expected volatility in the price of common shares	65%	-	85%
Risk free interest rate	1.75%	-	0.75%
Weighted average fair market value per share at grant date	$0.59	-	$0.99
Intrinsic (or "in-the-money") value per share of options exercised	$0.33	-	$0.45